SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	158,726,695
Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		158,726,695
Contractual term	10 years	10 years
Unrecognized compensation expenses	$ 146,502	$ 130,916
Weighted average period expected to be recognized	2 years 8 months 19 days	2 years 5 months 23 days
Share options | Vested on each anniversary of the vesting commencement date for four years thereafter
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting rights	25.00%	25.00%
Award vesting period	4 years	4 years
Share options | Vested on each anniversary of the vesting commencement date for two years thereafter
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting rights	50.00%	50.00%
Award vesting period	2 years	2 years
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average period expected to be recognized	3 years 7 months 17 days	3 years 6 months 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Description	One RSU represents a right relating to one Class A ordinary share	One RSU represents a right relating to one Class A ordinary share
Share based payment arrangement nonvested award excluding option cost not yet recognized amount	$ 128,950	$ 161,259